Business combinations	12 Months Ended
Dec. 31, 2020
Business combinations
Business combinations

14 Business combinations

On July 29, 2019, acquired 100% of the issued share capital of MGI Motorsport Ltd (subsequently renamed to Vertical Advanced Engineering Ltd), obtaining control. The principal activity of Vertical Advanced Engineering Ltd is the supply of engineering consultancy services. Vertical Advanced Engineering Ltd was acquired in order to acquire Formula 1 expertise, resulting in a Group which combines the Formula 1 and aerospace skillsets.

The amounts recognised in respect of the identifiable assets acquired and liabilities assumed are as set out in the table below:

December 31,
2019
£ 000
Assets and liabilities acquired
Financial assets	352
Property, plant and equipment	49
Identifiable intangible assets	51
Financial liabilities	(96)
Total identifiable net assets	356
Goodwill	1,473
Total consideration	1,829
Satisfied by:
Cash	1,009
Fair value of deferred consideration	820
Total consideration transferred	1,829
Cash flow analysis:
Cash consideration	1,009
Less: cash and cash equivalent balances acquired	(278)
Net cash outflow arising on acquisition	731

Deferred consideration of £900,000 is payable in three equal instalments of £300,000 per annum over the course of 3 years. The deferred consideration is recognised at amortized cost. Due to the Reorganization, the Group has no deferred consideration payable at December 31, 2020; refer to note 2 Significant accounting policies.

Included within Financial assets acquired are trade receivables with a fair value and gross contractual value of £57,000. All the trade receivables have since been collected.

The goodwill of £1,483,000 arising from the acquisition consists of workforce and Formula 1 expertise. None of the goodwill is expected to be deductible for UK corporation tax purposes.

Vertical Advanced Engineering Ltd contributed £70,000 revenue and £4,000 to the company’s profit for the period between the date of acquisition and the 2019 balance sheet date.

If the acquisition of Vertical Advanced Engineering Ltd had been completed on the first day of the 2019 financial year, company revenues for the period would have been £509,000 and company loss would have been £8,045,000.